Share-based compensation - Additional Information (Details)			12 Months Ended
	Jun. 28, 2024 shares	Jun. 18, 2024 $ / shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense | $			$ 13,261,000	$ 13,598,000	$ 21,446,000
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average conversion rate		0.3492
Number of share options granted			1,330,234
Number of instruments granted in exchange for stock options	212,862			212,862
Number of warrants, granted			1,330,234	466,690	273,972
Number of share options vested			411,040
Stock options granted			1,330,234
Grant date fair value, Granted | $			$ 11,100	$ 21,000	$ 35,000
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			0	463,065	555,586
Number of employee stock options, Stock options exchanged to RSUs	609,489			609,489
Stock options granted			0	463,065	555,586
Number of employees stock option, Expired			43,061	230,938	27,328
Weighted average exercise price, Exercised | $ / shares			$ 18.08
Employee Stock Options | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $						$ 124,800
Employee Stock Options | May 2021 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		$ 340
Employee Stock Options | May 2021 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		31.2
Employee Stock Options | May 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $				$ 13,400
Employee Stock Options | May 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $							$ 29,800
Employee Stock Options | May 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $					$ 19,600
Employee Stock Options | July 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $					21,800
Employee Stock Options | July 2023 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		340
Employee Stock Options | July 2023 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		$ 31.2
Employee Stock Options | November 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $					$ 8,600
Employee Stock Options | November 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $				$ 9,200
Employee Stock Options | November 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $							$ 17,200
Employee Stock Options | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $						$ 73,400
Employees | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term			first three anniversaries
Board of Directors | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			352,857
Number of instruments granted in exchange for stock options	165,172
Number of share options vested			161,264
Stock options granted			352,857
Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term			five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.
2021 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted						69,496,515
Number of warrants, granted						69,496,515
Stock options granted						69,496,515
2021 Plan | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			0
Number of share options vested			196,628
Stock options granted			0
2021 Plan | Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options vested				100,326